Deferred Acquisition Costs (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in deferred acquisition costs
Beginning balance	$ 229	$ 160	$ 295
Costs deferred	462	397	300
Amortization	(477)	(328)	(435)
Ending balance	$ 214	$ 229	$ 160